Impairment Losses on Financial Assets, Net - Summary of Impairment Losses on Financial Assets, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of impairment losses on trade receivables	¥ (6)	¥ (21)	¥ (3)
Impairment losses on other receivables (note 31)	22	48
Reversal of impairment loss	¥ 16	¥ 27	¥ (3)